Intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Intangible assets	€ 3,353	€ 3,971
Customer relationships
Intangible assets
Intangible assets	2,063	2,306
Technologies
Intangible assets
Intangible assets	582	1,107
Tradenames and trademarks
Intangible assets
Intangible assets	191	233
Other intangible assets
Intangible assets
Intangible assets	€ 517	€ 325
Minimum
Intangible assets
Remaining amortization period	3 years
Minimum | Customer relationships
Intangible assets
Remaining amortization period	2 years
Minimum | Technologies
Intangible assets
Remaining amortization period	1 year
Minimum | Tradenames and trademarks
Intangible assets
Remaining amortization period	1 year
Minimum | Other intangible assets
Intangible assets
Remaining amortization period	1 year
Maximum
Intangible assets
Remaining amortization period	10 years
Maximum | Customer relationships
Intangible assets
Remaining amortization period	8 years
Maximum | Technologies
Intangible assets
Remaining amortization period	4 years
Maximum | Tradenames and trademarks
Intangible assets
Remaining amortization period	5 years
Maximum | Other intangible assets
Intangible assets
Remaining amortization period	10 years